PRUDENTIAL SECTOR FUNDS, INC.
Gateway Center Three, 4th Floor
Newark, NJ 07102



                                                              February 1, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re: Prudential Sector Funds, Inc. (the "Fund") (File No. 2-72097)

Ladies and Gentlemen:

         Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 38, (ii) that the text of Post-Effective Amendment No. 38 was filed electronically on January 29, 2002 and (iii) that the text of the Supplement dated January 30, 2002 to Prudential Technology Fund, a series of the Fund, was filed electronically on January 30, 2002.

                                    PRUDENTIAL SECTOR FUNDS, INC.


                                    By:   /s/ MARIA G. MASTER
                                          --------------------
                                          Maria G. Master
                                          Assistant Secretary